Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Stock options issued under stock incentive plans
Options outstanding, Beginning balance	8,484,233
Granted	1,122,525
Exercised	(1,576,664)
Forfeited/Cancelled	(107,620)
Options outstanding, Ending balance	7,922,474
Options exercisable	4,580,849
Average exercise price, Beginning balance	$ 24.98
Average exercise price, Granted	$ 34.34
Average exercise price, Exercised	$ 21.14
Average exercise price, Forfeited/Cancelled	$ 26.47
Average exercise price, Ending balance	$ 27.05
Average exercise price, Options exercisable	$ 26.29
Average remaining contractual term, Options outstanding	6.0
Average remaining contractual term, Options exercisable	4.7
Aggregate intrinsic value, Options outstanding	$ 78
Aggregate intrinsic value, Options exercisable	$ 49